LEASES - Minimum future lease payments (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Minimum future lease payments
Twelve months ending March 31, 2027	$ 170,350
Twelve months ending March 31, 2028	167,752
Twelve months ending March 31, 2029	146,129
Twelve months ending March 31, 2030	146,129
Twelve months ending March 31, 2031	153,436
Total	783,796
Less: present value discount	(135,575)
Total operating lease liabilities	$ 648,221	$ 700,992